Business segments - Disclosure of operating segments explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Third party	S/ 10,615,191	S/ 10,430,128	S/ 8,932,937
Total income	10,615,191	10,430,128	8,932,937
Consolidated statement of income data
Interest and similar income	7,029,391	7,120,411	5,871,302
Interest and similar expenses	(2,480,270)	(2,592,366)	(1,661,689)
Net interest and similar income	4,549,121	4,528,045	4,209,613
(Loss) recovery due to impairment on loans, net of recoveries	(1,720,179)	(1,981,818)	(830,551)
(Loss) recovery due to impairment of financial investments	S/ (47,521)	S/ (7,500)	S/ (12,752)
Net interest and similar income after impairment loss on loans	2,781,421	2,538,727	3,366,310
Fee income from financial services, net	S/ 1,142,943	S/ 1,178,462	S/ 1,137,386
Net gain (loss) on sale of financial investments	26,544	6,431	(14,285)
Other income (expenses)	765,067	551,384	556,710
Result from insurance activities, before expenses	(169,789)	(178,392)	(252,854)
Depreciation and amortization	(413,057)	(379,038)	(336,226)
Other expenses	(2,487,159)	(2,371,129)	(2,290,912)
Income (loss) before translation result and Income Tax	1,645,970	1,346,445	2,166,129
Exchange difference	(24,144)	8,427	(25,478)
Income Tax	(314,365)	(275,596)	(462,537)
Profit (loss) from continuing operations	1,307,461	1,079,276	1,678,114
Profit (loss), attributable to [abstract]
IFS's shareholders	1,300,078	1,072,728	1,668,026
Non-controlling interest	7,383	6,548	10,088
Profit (loss) from continuing operations	1,307,461	1,079,276	1,678,114
Banking [Member]
Disclosure of operating segments [line items]
Third party	7,732,766	7,812,858	6,459,232
Inter-segment	(154,329)	(126,620)	(125,848)
Total income	7,578,437	7,686,238	6,333,384
Consolidated statement of income data
Interest and similar income	5,969,629	6,076,020	4,774,378
Interest and similar expenses	(2,217,197)	(2,363,800)	(1,476,942)
Net interest and similar income	3,752,432	3,712,220	3,297,436
(Loss) recovery due to impairment on loans, net of recoveries	(1,719,913)	(1,981,988)	(832,919)
(Loss) recovery due to impairment of financial investments	S/ (982)	S/ 15	S/ (732)
Net interest and similar income after impairment loss on loans	2,031,537	1,730,247	2,463,785
Fee income from financial services, net	S/ 791,815	S/ 813,279	S/ 797,711
Net gain (loss) on sale of financial investments	12,995	(660)	(2,891)
Other income (expenses)	500,512	495,500	478,308
Depreciation and amortization	(294,514)	(271,526)	(257,210)
Other expenses	(1,762,494)	(1,678,356)	(1,673,581)
Income (loss) before translation result and Income Tax	1,279,851	1,088,484	1,806,122
Exchange difference	(7,402)	(15,969)	(22,800)
Income Tax	(265,096)	(216,366)	(409,201)
Profit (loss) from continuing operations	1,007,353	856,149	1,374,121
Profit (loss), attributable to [abstract]
IFS's shareholders	1,007,353	856,149	1,374,121
Profit (loss) from continuing operations	1,007,353	856,149	1,374,121
Insurance [Member]
Disclosure of operating segments [line items]
Third party	1,760,985	1,695,222	1,663,992
Inter-segment	(4,517)	(4,975)	(3,288)
Total income	1,756,468	1,690,247	1,660,704
Consolidated statement of income data
Interest and similar income	870,993	851,648	940,894
Interest and similar expenses	(153,464)	(126,704)	(130,049)
Net interest and similar income	717,529	724,944	810,845
(Loss) recovery due to impairment of financial investments	S/ (45,910)	S/ (7,858)	S/ (26)
Net interest and similar income after impairment loss on loans	671,619	717,086	810,819
Fee income from financial services, net	S/ (10,628)	S/ (13,431)	S/ (7,160)
Net gain (loss) on sale of financial investments	17,664	9,948	(1,613)
Other income (expenses)	103,571	112,990	47,536
Result from insurance activities, before expenses	(169,750)	(178,379)	(252,854)
Depreciation and amortization	(22,091)	(21,658)	(23,682)
Other expenses	(379,087)	(352,933)	(318,528)
Income (loss) before translation result and Income Tax	211,298	273,623	254,518
Exchange difference	(9,390)	18,430	950
Profit (loss) from continuing operations	201,908	292,053	255,468
Profit (loss), attributable to [abstract]
IFS's shareholders	201,908	292,053	255,468
Profit (loss) from continuing operations	201,908	292,053	255,468
Wealth Management [Member]
Disclosure of operating segments [line items]
Third party	435,882	291,408	75,706
Inter-segment	(2,355)	(1,386)	(1,668)
Total income	433,527	290,022	74,038
Consolidated statement of income data
Interest and similar income	178,160	183,926	155,116
Interest and similar expenses	(108,466)	(98,370)	(50,306)
Net interest and similar income	69,694	85,556	104,810
(Loss) recovery due to impairment on loans, net of recoveries	(266)	170	2,368
(Loss) recovery due to impairment of financial investments	S/ (585)	S/ 347	S/ (11,981)
Net interest and similar income after impairment loss on loans	68,843	86,073	95,197
Fee income from financial services, net	S/ 170,955	S/ 146,223	S/ 163,325
Net gain (loss) on sale of financial investments	(4,115)	(2,857)	(9,781)
Other income (expenses)	89,331	(37,332)	(234,702)
Depreciation and amortization	(8,734)	(15,018)	(15,044)
Other expenses	(166,789)	(138,589)	(130,453)
Income (loss) before translation result and Income Tax	149,491	38,500	(131,458)
Exchange difference	(2,066)	761	(7,146)
Income Tax	(10,089)	(3,081)	(2,791)
Profit (loss) from continuing operations	137,336	36,180	(141,395)
Profit (loss), attributable to [abstract]
IFS's shareholders	137,336	36,180	(141,395)
Profit (loss) from continuing operations	137,336	36,180	(141,395)
Holding, other subsidiaries and eliminations [Member]
Disclosure of operating segments [line items]
Third party	685,558	630,640	734,007
Inter-segment	161,201	132,981	130,804
Total income	846,759	763,621	864,811
Consolidated statement of income data
Interest and similar income	10,609	8,817	914
Interest and similar expenses	(1,143)	(3,492)	(4,392)
Net interest and similar income	9,466	5,325	3,478
(Loss) recovery due to impairment of financial investments	S/ (44)	S/ (4)	S/ (13)
Net interest and similar income after impairment loss on loans	9,422	5,321	(3,491
Fee income from financial services, net	S/ 190,801	S/ 232,391	S/ 183,510
Other income (expenses)	71,653	(19,774)	265,568
Result from insurance activities, before expenses	(39)	(13)
Depreciation and amortization	(87,718)	(70,836)	(40,290)
Other expenses	(178,789)	(201,251)	(168,350)
Income (loss) before translation result and Income Tax	5,330	(54,162)	236,947
Exchange difference	(5,286)	5,205	3,518
Income Tax	(39,180)	(56,149)	(50,545)
Profit (loss) from continuing operations	(39,136)	(105,106)	189,920
Profit (loss), attributable to [abstract]
IFS's shareholders	(46,519)	(111,654)	179,832
Non-controlling interest	7,383	6,548	10,088
Profit (loss) from continuing operations	S/ (39,136)	S/ (105,106)	S/ 189,920